Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Transactions
Schedule of Compensation to Key Management

Compensation to key management is comprised of the following (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Management and director fees(1)	$508	$595	$1,490	$2,103
Separation benefits(2)	—	748	—	748
Share-based compensation	1,010	687	3,573	2,704
	$1,518	$2,030	$5,063	$5,555

(1)
Management and director fees are comprised of salaries, bonuses, benefits and directors' fees included on the Company's interim condensed consolidated statement of comprehensive loss.
(2)
Separation benefits include severance payments to former officers and directors of the Company.

Schedule of Related Party Receivables and Payables

Related party receivables and payables are included in Receivables – related parties and Accounts payable – related parties, respectively, on the Company's condensed consolidated interim statements of financial position. The balances as of the periods indicated are as follows (in thousands):

	September 30, 2025	December 31, 2024
Receivables – related parties
Joint Ventures(1)	$2,273	$1,274
Management and directors(2)	739	—
Total	$3,012	$1,274

Accounts payable – related parties
Joint Ventures(3)	$4,700	$4,000
Management and directors(2)	1,178	397
Total	$5,878	$4,397
(1)
Receivables – related parties from the Joint Ventures represent receivables from SWA Lithium and Texas Lithium for reimbursement of costs paid by the Company on behalf of these entities.
(2)
Amounts due from or due to key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.
(3)
Accounts payable – related parties to the Joint Ventures primarily represents cash received from SWA Lithium and Texas Lithium and is held by the Company in a separate account and designated for working capital needs and is currently due.